Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

April 28, 2016

VIA EDGAR

Mr. Keith Gregory

Insured Investments Office

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:

Form N-1A Filing for Eaton Vance Variable Trust (the “Registrant”) Post-Effective Amendment No. 39 (1933 Act File No. 333-44010) Amendment No. 42 (1940 Act File No. 811-10067) (the “Amendment”) on behalf of Eaton Vance VT Bond Fund (“Bond Fund”), Eaton Vance VT Floating-Rate Income Fund (“Floating-Rate Fund”) and Eaton Vance VT Large-Cap Value Fund (“Large-Cap Fund” and collectively with Bond Fund and Floating-Rate Fund, the “Funds”)

Dear Mr. Gregory:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Funds, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Funds’ prospectus and SAI contained in the Registrant’s filing filed with the Securities and Exchange Commission (the “Commission”) on September 8, 2015 (Accession No. 0000940394-15-001106) under Rule 485(a) of the 1933 Act (the “Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Keith Gregory, of the Staff of the Division of Investment Management of the Commission, to the undersigned via telephone on October 22, 2015 and making certain other non-material changes as marked thereon and for the purpose of bringing the Funds’ financial statements and other information up to date pursuant to Rule 485(b) under the 1933 Act.  The comments and the responses thereto are as follows:

Securities and Exchange Commission

April 28, 2016

GENERAL COMMENTS

1.

Comment: Please include Tandy representations with the responses to the comments.

Response:  The requested Tandy representation letter is included below.

2.

Comment: Please complete all missing or incomplete sections in the Funds’ prospectus and SAI.

Response: All information that was missing or incomplete in the Filing has been updated and/or completed and is incorporated into the Amendment.

3.

Comment: Please add dates to the cover page of the Amendment.

Response: Dates have been added to the cover page of the Amendment.

4.

Comment: Please make conforming changes to Eaton Vance Bond Fund, Eaton Vance Floating-Rate Fund and Eaton Vance Large-Cap Value Fund (the “Non-VT Funds”) in the annual update of their registration statements.

Response:  Conforming changes that impact disclosure applicable to the Funds and the Non-VT Funds will be incorporated into the Non-VT Funds’ next annual update of their registration statement.

5.

Comment:  Please file final versions of exhibits in Part C that have previously been filed as form-of documents in accordance with Rule 483(a) of the Securities Act.

Response:  Final versions of exhibits have been filed in Part C of this Amendment.

PROSPECTUS COMMENTS

VT Bond Fund

Fee Table

6.

Comment:  Other expenses. Delete the parenthetical statement “(Estimated for Institutional Class)” and insert a footnote disclosing that other expenses are based on estimated amounts for the current fiscal year.  See Instruction 6(a) of Item 4 of Form N-1A.

Response:  The requested change has been made.

7.

Comment:  Expense Reimbursement.  Please delete footnote number one from the fee table for Bond Fund and Large-Cap Value Fund because the expense reimbursement does not appear to extend for at least one year from the effective date of the registration statement.

Response: The termination dates of the expense reimbursements have been revised and now extend for at least one year.

Securities and Exchange Commission

April 28, 2016

Portfolio Turnover

8.

Comment: In the second sentence in the paragraph, please remove the phrase “and may result in higher taxes when fund shares are held in a taxable account” because the sentence is not applicable to a fund offered to insurance products and qualified plans.

Response:  The requested change has been made.

Principal Investment Strategies

9.

Comment: “Convertible and preferred securities” may include securities that are equities.  Accordingly, such securities would not fit within the Bond Fund’s 80% Policy and the requirements of Rule 35(d)-1.  Please clarify that the Fund will invest in only convertible and preferred securities that are bonds.

Response: The disclosure in the Bond Fund’s principal investment strategies relating to “preferred and convertible securities” has been revised to state that the Bond Fund may invest in “convertible and other hybrid securities (other than preferred stock).”

10.

Comment: Please supplementally explain why you believe that preferred securities are bonds.  The Staff notes that such securities are normally considered a form of equity (e.g. preferred stock).

Response:  As noted above, the disclosure has been revised to clarify that convertible and other hybrid securities excludes preferred stocks.

11.

Comment: Please clarify that the Fund will invest in obligations of supranational entities and private placements that are debt securities as such securities are included in the Fund’s 80% Policy.

Response: The requested change has been made.

12.

Comment: Please disclose when the investment adviser will sell a security.  See Item 9(b)-2 of Form N-1A.

Response: The last paragraph of the Bond Fund’s principal investment strategies section was revised to indicate the factors considered when the Fund buys or sells a security.

Principal Risks

13.

Comment: Market Risk, Credit Risk, Risk of Leveraged Transactions and Derivatives Risk. The current principal risks in the summary section of the prospectus are overly long, complex and contain detailed descriptions of risks.  The Item 4 risk disclosure should be a summary of each risk.  The Item 9 risk disclosure should be more expansive.  In addition, the Item 9 risk disclosure and Item 4 risk disclosures should not be identical or substantially similar.  The Staff notes that the Item 4 principal risk factors are identical or substantially similar to such factors in the Item 9 disclosure.  Accordingly, please revise the following Item 4 risk disclosures for brevity, clarity and conciseness and include enhanced risk disclosure in the Item 9 disclosure as appropriate: Market Risk, Credit Risk, Risk of Leveraged Transactions and Derivatives Risk.

Response: The requested changes have been made.

Securities and Exchange Commission

April 28, 2016

14.

Comment: Risk of Leveraged Transactions. Please include reverse repurchase agreements in the risk of leverage transactions.  Please also include disclosure stating that reverse repurchase agreements are a form of borrowing.

Response: The requested change has been made.

15.

Comment: Derivatives Risk. Please tailor the disclosure in the derivatives risk factor to the specific derivatives used by the Fund.

Response: The requested change has been made.

16.

Comment: Collateralized Loan Obligations.  Please supplementally state if the Bond Fund invests in collateralized loan obligations (“CLOs”).  If so, please state what percent of the Fund’s assets are invested in such securities.  The Staff may have additional comments depending on your response.  If applicable, this comment also applies to VT Floating-Rate Fund.

Comment: Neither Bond Fund nor Floating-Rate Fund invests in CLOs.

Tax Information

19.

Comment: Please remove “taxes” from the sentence “For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 13 of this Prospectus.” as taxes does not apply to insurance products and qualified plans.

Response: The requested change has been made.

VT Floating-Rate Income Fund

Bank Loans Generally

20.

Comment: The Staff notes its recent review of certain bank loan disclosures contained in registration statements for registered open-end bank loan funds.  In an appropriate section of Floating-Rate Fund’s prospectus, disclose that it may take longer than seven days for transactions in bank loans to settle. Please also address how Floating-Rate Fund intends to meet short-term liquidity needs which may arise as a result of the lengthy settlement periods.

Response:  The requested changes have been made.

21.

Comment: Your “principal risks” disclosure does not appear to describe the fact that bank loans can take longer than seven days to settle and that this can translate into a risk for investors when they redeem.  In addition, this disclosure does not appear to describe the fact that bank loans may not be securities and therefore may not have protections afforded by Federal securities laws.

Please explain to us whether you have considered adding these risks as “Principal Risks” to the Fund.  If you have determined these are not “Principal Risks”, please explain to us the basis of that determination.  Otherwise, please revise your “Principal Risks” disclosure to include these risks.

Securities and Exchange Commission

April 28, 2016

Response:  The Floating-Rate Fund’s principal risks have been revised to include the risks described above.

Principal Investment Strategies

22.

Comment: Please re-word the following sentence in plain English “When selecting Senior Loans, the investment adviser seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics.”  The Staff notes that plain English disclosure should appear in each prospectus for all funds in a fund complex.  Revision to disclosure should be made in conformity with Rule 421 under the 1933 Act and Staff guidance in the next filing for funds’ prospectuses and/or at the appropriate time.  The Staff notes that disclosure of investment strategies should be tailored to each fund’s investment objective and principal strategies.

Response: The requested change has been made.

Performance Information

23.

Please add the following parenthetical after the name of each share class: (before taxes).

Response: The requested change has been made.

24.

Comment: The Floating-Rate Fund’s index, the “S&P/LSTA Leveraged Loan Index,” does not appear to be a broad-based securities market index.  This index, however, may be included as a secondary index.  Please include a broad-based securities market index in the average annual total return table. See Item 27(b)-7 of Form N-1A at instructions 5 and 6.

Response: The Registrant believes that the S&P/LSTA Leveraged Loan Index (“Loan Index”) is a broad-based securities market index.  Item 27(b)-7 instruction 4 of Form N-1A defines a broad-based securities market index as “one that is administered by an organization that is not an affiliated person of the Fund, its investment adviser, or principal underwriter, unless the index is widely recognized and used.”   The Loan Index currently includes over 900 issuers that represent a wide range of sectors of the market.  The Loan Index is administered by an entity that is not affiliated with Floating-Rate Fund, its investment adviser or principal underwriter.  Additionally, of 54 funds in the Morningstar Bank Loan fund category, 26 funds identify the Loan Index (or a component thereof) as their broad based securities market index.  Further, the S&P/LSTA Leveraged Loan Index is currently comprised of 945 issuers.

VT Large-Cap Value Fund

Principal Investment Strategies

25.

Comment: 80% Policy.  The Fund discloses that it will invest 80% of its net assets in equity securities of Large Cap companies.  Please include disclosure specifying the capitalization range of large cap companies included in the Fund’s 80% basket, e.g. a range of companies in the Russell 1000® Value Index as of a date.  The Staff notes that it considers disclosure of an average capitalization to be inappropriate.  See Names Rule FAQ #6 and Investment Company Names Final Rule Release 24828 note 43.

Response: The requested change has been made.

Securities and Exchange Commission

April 28, 2016

26.

Comment: Please revise the part of the following sentence that reads “by utilizing fundamental analysis of risk/return characteristics in securities selection” into plain English: “The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.”

Response: The requested change has been made.

Investment Objectives and Principal Policies and Risks

27.

Comment: Additional strategies or additional investments that are not principal to the Fund should be included in the SAI or later in the prospectus after Item 9 disclosure.  It is unclear to the Staff whether some of the investments listed are principal or non-principal investments or risks e.g. covered call equity collars, equity swaps, municipal obligations and pooled investment vehicles.  Please revise the disclosure as appropriate.

Response:  Each Fund’s Item 9 disclosure includes additional information about such policies and risks of the Fund described in the Fund’s summary prospectus.  Information also is included about other types of investments and practices that the Fund may engage in from time to time.

28.

Comment: Add portfolio turnover risk to principal strategies and risks of any fund for which it applies otherwise move the disclosure as indicated above.

Response:  The requested change has been made.

Management and Organization

29.

Comment: Management.  Disclose the entity that manages the Bond Fund.

Response:  The requested change has been made.

30.

For the period ended June 30, add the year.  See Item 10(a)1iii.

Response: The requested change has been made.

Valuing Shares

30.

Comment: Please consider disclosure regarding how a Fund’s net asset value will be determined if the NYSE closes early and when such a procedure will be followed.

Response: The Funds are considering possible disclosure changes in response to this comment.

31.

Comment:

Please clarify that holders of variable contracts and parties in qualified plans and certain eligible investments may not purchase shares directly from the Funds if accurate.

Response:

The requested change has been made.

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Securities and Exchange Commission

April 28, 2016

Registrant is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, does not foreclose the U.S. Securities and Exchange Commission (“SEC”) from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that they may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under federal securities laws.

Should you have any questions or comments regarding this letter, please contact the undersigned at 617.672.8520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President